UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [ ];           Amendment Number:
This Amendment (Check only one):       [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                     Sector Omega ASA
Address:                  Filipstad Brygge 2, P.O. Box 1994 Vika
                          Oslo, Norway 0125

Form 13F File Number:     28-13611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tonje Vegarud
Title:     Head of Settlements
Phone:     +47 23012909

Signature, Place and Date of Signing:

  /s/ Tonje Vegarud            Oslo, Norway            May 13, 2010

Report Type (Check only one):

[X]       13F HOLDINGS REPORT
[   ]     13F NOTICE
[   ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0

Form 13F Information Table Entry Total                        30

Form 13F Information Table Value Total:     $231,489 (thousands)

List of Other Included Managers: None


Column 1                        Column 2       Column 3   Column 4            Column 5    Column 6   Column 7       Column 8
                                                                   Shares or
                                Title of                  Value    Principal  SH/  PUT/  Investment   Other      Voting Authority
Name of Issuer                   Class          Cusip    (x$1,000)   Amount   PRN  CALL  Discretion  Managers    Sole  Shared  None
-------------------------       --------        -----     -------  ---------- ---  ----  ----------  --------    ----  ------  ----
ANADARKO PETE CORP               COM          032511107    38,294   525,800   SH            SOLE        NONE    525,800
HESS CORP                        COM          42809H107    37,136   593,700   SH            SOLE        NONE    593,700
BAKER HUGHES INC                 COM          057224107    34,779   742,500   SH            SOLE        NONE    742,500
SCHLUMBERGER LTD                 COM          806857108    24,713   389,426   SH            SOLE        NONE    389,426
BP PLC                      SPONSORED ADR     055622104    14,827   259,800   SH            SOLE        NONE    259,800
HALLIBURTON CO                   COM          406216101    13,408   445,000   SH            SOLE        NONE    445,000
CAMERON INTERNATIONAL CORP       COM          13342B105     9,412   219,597   SH            SOLE        NONE    219,597
CHEVRON CORP NEW                 COM          166764100     6,961    91,800   SH            SOLE        NONE     91,800
ENSCO INTL PLC              SPONSORED ADR     29358Q109     5,848   130,600   SH            SOLE        NONE    130,600
NATIONAL OILWELL VARCO INC       COM          637071101     4,801   118,300   SH            SOLE        NONE    118,300
ULTRA PETROLEUM CORP             COM          903914109     4,728   101,400   SH            SOLE        NONE    101,400
CHESAPEAKE ENERGY CORP           COM          165167107     4,534   191,800   SH            SOLE        NONE    191,800
BARRETT BILL CORP                COM          06846N104     3,885   126,500   SH            SOLE        NONE    126,500
SMITH INTL INC                   COM          832110100     3,387    79,100   SH            SOLE        NONE     79,100
OIL STS INTL INC                 COM          678026105     2,861    63,100   SH            SOLE        NONE     63,100
QUICKSILVER RESOURCES INC        COM          74837R104     2,635   187,300   SH            SOLE        NONE    187,300
HOLLY CORP                  COM PAR $0.01     435758305     2,612    93,600   SH            SOLE        NONE     93,600
EXXON MOBIL CORP                 COM          30231G102     2,070    30,900   SH            SOLE        NONE     30,900
TSAKOS ENERGY NAVIGATION LTD     SHS          G9108L108     1,969   133,565   SH            SOLE        NONE    133,565
SANDRIDGE ENERGY INC             COM          80007P307     1,872   243,100   SH            SOLE        NONE    243,100
PLAINS EXPL & PRODTN CO          COM          726505100     1,625    54,200   SH            SOLE        NONE     54,200
COMPLETE PRODUCTION SERVICES     COM          20453E109     1,496   129,500   SH            SOLE        NONE    129,500
OVERSEAS SHIPHOLDING GROUP I     COM          690368105     1,471    37,500   SH            SOLE        NONE     37,500
EXCO RESOURCES INC               COM          269279402     1,149    62,500   SH            SOLE        NONE     62,500
MCDERMOTT INTL INC               COM          580037109     1,101    40,900   SH            SOLE        NONE     40,900
KEY ENERGY SVCS INC              COM          492914106     1,067   111,700   SH            SOLE        NONE    111,700
INTEROIL CORP                    COM          460951106     1,050    16,200   SH            SOLE        NONE     16,200
HERCULES OFFSHORE INC            COM          427093109     1,018   236,300   SH            SOLE        NONE    236,300
CAL DIVE INTL INC DEL            COM          12802T101       711    97,000   SH            SOLE        NONE     97,000
UNITED STATES NATL GAS FUND      UNIT         912318102        69    10,000   SH            SOLE        NONE     10,000

                                                          231,489